Note 9 - Inventories (Details) - Inventory Shown in the Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Inventory [Line Items]
Inventory	$ 402	$ 324
Lubricants [Member]
Inventory [Line Items]
Inventory	381	308
Consumable Stores [Member]
Inventory [Line Items]
Inventory	$ 21	$ 16